Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements

3. Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement hierarchy prioritizes the inputs to valuation techniques used to measure fair value as follows:

•	Level 1: Valuations based on inputs such as quoted prices for identical assets or liabilities in active markets that the entity has the ability to access.
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Level 2: Valuations based on inputs other than level 1 inputs such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.

•	Level 3: Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). A financial instrument‘s fair value classification is based on the lowest level of any input that is significant in the fair value measurement hierarchy.

Financial Assets and Financial Liabilities Measured at Fair Value on a Recurring Basis

Investments in money market funds (as part of our cash and cash equivalents) have fair value measurements which are all based on quoted prices for identical assets or liabilities.

Our available-for-sale financial instruments consist of Dutch Treasury Certificates and deposits with the Dutch government. Dutch Treasury Certificates are traded in an active market and the fair value is determined based on quoted market prices for identical assets or liabilities. The fair value of deposits is determined with reference to quoted market prices in an active market for similar assets or discounted cash flow analysis.

The principal market in which we execute our derivative contracts is the institutional market in an over-the-counter environment with a high level of price transparency. The market participants usually are large commercial banks. The valuation inputs for our derivative contracts are based on quoted prices and quoting pricing intervals from public data sources; they do not involve management judgement.

The valuation technique used to determine the fair value of forward foreign exchange contracts (used for hedging purposes) approximates the NPV technique which is the estimated amount that a bank would receive or pay to terminate the forward foreign exchange contracts at the reporting date, taking into account current interest rates and current exchange rates.

The valuation technique used to determine the fair value of interest rate swaps (used for hedging purposes) is the NPV technique, which is the estimated amount that a bank would receive or pay to terminate the swap agreements at the reporting date, taking into account current interest rates.

Our Eurobonds serve as hedged items in fair value hedge relationships in which we hedge the variability of changes in the fair value of our Eurobonds due to changes in market interest rates with interest rate swaps. The fair value changes of these interest rate swaps are recorded on the Consolidated Balance Sheets under derivative financial instruments (within other current assets and other non-current assets) and the carrying amounts of the Eurobonds are adjusted for the effective portion of these fair value changes only. For the actual aggregate carrying amount and the fair value of our Eurobonds, see Note 15.

The following table presents our financial assets and financial liabilities that are measured at fair value on a recurring basis:

As of December 31, 2014 (in thousands)	Level 1 EUR	Level 2 EUR	Level 3 EUR	Total EUR

Assets measured at fair value
Derivative financial instruments [1]	-	153,803	-	153,803
Money market funds [2]	426,742	-	-	426,742
Short-term investments [3]	334,864	-	-	334,864

Total	761,606	153,803	-	915,409

Liabilities measured at fair value
Derivative financial instruments [1]	-	67,755	-	67,755

Assets and Liabilities for which fair values are disclosed
Long-term debt [4]	1,139,628	-	-	1,139,628

1	Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps. See Note 4.
2	Money market funds are part of our cash and cash equivalents.
3	Short-term investments consist of Dutch Treasury Certificates.
4	Long-term debt relates to Eurobonds, further details see Note 15.

As of December 31, 2013 (in thousands)	Level 1 EUR	Level 2 EUR	Level 3 EUR	Total EUR

Assets measured at fair value
Derivative financial instruments [1]	-	71,620	-	71,620
Money market funds [2]	535,000	-	-	535,000
Short-term investments [3]	304,884	375,000	-	679,884

Total	839,884	446,620	-	1,286,504

Liabilities measured at fair value
Derivative financial instruments [1]	-	11,652	-	11,652

Assets and Liabilities for which fair values are disclosed
Long-term debt [4]	1,028,238	-	-	1,028,238

1	Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps. See Note 4.
2	Money market funds are part of our cash and cash equivalents.
3	Short-term investments consist of Dutch Treasury Certificates and deposits with the Dutch government.
4	Long-term debt relates to Eurobonds, further details see Note 15.

There were no transfers between levels during the years ended December 31, 2014 and December 31, 2013.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

In 2014, we had no significant fair value measurements on a nonrecurring basis. We did not recognize any impairment charges for goodwill and other intangible assets during 2014. See Notes 10 and 11 for more information.